Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000012035 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Tech ETF
Class Name	iShares Global Tech ETF
Trading Symbol	IXN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Global Tech ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Tech ETF	$39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 1.54%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global 1200 Information Technology 4.5/22.5/45 Capped IndexTM returned 1.60%.
What contributed to performance?
Within the global technology sector, technology hardware, storage, and peripherals stocks in the United States were the largest contributors to the Fund’s return during the reporting period. In particular, an innovative multinational technology company benefited from consistently strong brand recognition and the robust ecosystem of its products and services. Additionally, optimism was further fueled by the potential of emerging technologies like artificial intelligence (“AI”) to enhance product development and operational efficiency.
What detracted from performance?
Detracting from the Fund’s return during the reporting period were semiconductor stocks in the United States, the Netherlands, and Japan. The semiconductor and semiconductor equipment industry has faced significant negative impacts due to escalating trade tensions and geopolitical tensions. Additionally, while demand for chips that power AI experienced strong demand, suppliers exposed to the PC, smartphone, industrial and automotive sectors generally saw fundamentals under pressure due to weak end demand conditions and excess inventory. In South Korea, the technology hardware, storage, and peripherals subsector detracted as a leading manufacturer of memory chips suffered due to weak demand, heightened competition, and increasing trade tensions.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	1.54%	20.74%	17.73%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global 1200 Information Technology 4.5/22.5/45 Capped IndexTM	1.60	20.88	17.86

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,494,062,650
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 19,553,913
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,494,062,650
Number of Portfolio Holdings	125
Net Investment Advisory Fees	$19,553,913
Portfolio Turnover Rate	45%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Software	32.4%
Semiconductors & Semiconductor Equipment	31.2%
Technology Hardware, Storage & Peripherals	23.6%
IT Services	5.8%
Electronic Equipment, Instruments & Components	3.7%
Communications Equipment	3.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	81.2%
Taiwan	5.7%
Japan	3.2%
Germany	2.2%
South Korea	2.0%
Netherlands	2.0%
Canada	1.5%
China	0.7%
France	0.4%
Sweden	0.3%
Other#	0.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000012045 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Europe ETF
Class Name	iShares Europe ETF
Trading Symbol	IEV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Europe ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Europe ETF	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 7.44%.
  For the same period, the S&P Developed ex US Broad Market Index returned (2.67)% and the S&P Europe 350TM returned 7.12%.
What contributed to performance?
Stocks in the United Kingdom contributed the most to the Fund’s return during the reporting period. The country’s larger banks benefited from attractive valuations, resilient balance sheets and higher net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits). While the Bank of England began to lower interest rates during the reporting period, they remained relatively high. Stocks in Germany also contributed to the Fund’s return. A leading bank gained, driven by strong revenue growth from its core customer and corporate banking businesses, as well as disciplined cost control. Industrials stocks gained amid expectations of higher defense spending across Europe, and as Germany announced a multi-billion defense spending initiative late in the reporting period. Swiss healthcare companies benefited the Fund’s return, supported by strong performance from pharmaceutical firms, as they focused on innovations and new treatments.
What detracted from performance?
The largest detractor from the Fund’s return during the reporting period were equities from Denmark. In particular, a pharmaceutical firm faced headwinds due to disappointing trial results for its experimental weight loss drug. The company also faced increasing competitive pressures for its existing drug in the GLP-1 weight loss market.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.44%	13.41%	5.66%
S&P Developed ex US Broad Market Index	3.68	11.45	5.27
S&P Europe 350TM	7.12	13.41	5.83

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Dec. 11, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,949,989,004
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 10,039,007
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,949,989,004
Number of Portfolio Holdings	367
Net Investment Advisory Fees	$10,039,007
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.9%
Industrials	17.7%
Health Care	14.5%
Consumer Staples	10.0%
Consumer Discretionary	8.9%
Information Technology	7.1%
Materials	5.6%
Energy	5.0%
Utilities	4.2%
Communication Services	3.4%
Real Estate	0.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	23.7%
France	16.9%
Switzerland	15.1%
Germany	14.9%
Netherlands	6.4%
Spain	4.9%
Sweden	4.8%
Italy	4.6%
Denmark	3.6%
Finland	1.6%
Other#	3.5%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

Material Fund Change Expenses [Text Block]	Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000012056 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global 100 ETF
Class Name	iShares Global 100 ETF
Trading Symbol	IOO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Global 100 ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global 100 ETF	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 8.96%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global 100TM returned 8.90%.
What contributed to performance?
Market momentum over solid economic growth in the United States, artificial intelligence (“AI”) enthusiasm, and the beginning of rate cuts by central banks worldwide drove robust performance by U.S. equities for the majority of the reporting period. Stocks in the U.S. information technology sector contributed the most to performance, helped by the rapid development and advancement of artificial intelligence (“AI”). In particular, an innovative multinational technology company benefited from consistently strong brand recognition and the robust ecosystem of its products and services. Semiconductor stocks also contributed, led by chipmakers that specialize in high-performance hardware designed for AI and high-performance computing. Financial stocks benefited performance, driven by U.S. banks. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. Amid growing economic uncertainty, particularly toward the end of the reporting period, the defensive consumer staples sector in the United States gained, as consumers prioritized essentials.
What detracted from performance?
Within the systems software segment of the information technology sector, a major U.S. software firm detracted from the Fund’s return during the reporting period, due to decelerating growth in its cloud infrastructure unit and concerns about its AI investment strategy.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	8.96%	18.43%	11.88%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global 100TM	8.90	18.39	11.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,070,530,129
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 24,255,869
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,070,530,129
Number of Portfolio Holdings	105
Net Investment Advisory Fees	$24,255,869
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	41.5%
Financials	10.6%
Health Care	10.3%
Consumer Discretionary	9.9%
Consumer Staples	8.0%
Communication Services	7.7%
Industrials	4.7%
Energy	4.5%
Materials	1.9%
Utilities	0.5%
Real Estate	0.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	78.9%
United Kingdom	4.6%
Germany	3.6%
Switzerland	3.4%
France	2.8%
Japan	2.4%
China	1.4%
Netherlands	1.2%
South Korea	0.7%
Spain	0.6%
Australia	0.4%
(a)	Excludes money market funds.

C000012067 [Member]
Shareholder Report [Line Items]
Fund Name	iShares JPX-Nikkei 400 ETF
Class Name	iShares JPX-Nikkei 400 ETF
Trading Symbol	JPXN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares JPX-Nikkei 400 ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares JPX-Nikkei 400 ETF	$48	0.48%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned (0.31)%.
  For the same period, the MSCI ACWI ex USA Index returned 6.09% and the JPX-Nikkei Index 400 returned (0.18)%.
What contributed to performance?
The Bank of Japan ended its negative interest rate policy during the reporting period, leading the financials sector to contribute the most to the Fund’s return. A return of moderate inflation and stronger economic conditions led to an increase in loan growth, which in turn, boosted bank profitability. The increased rates also translated into higher net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits). In the insurance segment, firms benefited from overseas expansion, improved investment gains through strategic equity sales, and stable underwriting profitability.
What detracted from performance?
The information technology sector was the largest detractor from the Fund’s return during the reporting period. The chip market faced uneven demand, with weaker-than-expected recovery in memory and logic chips affecting Japanese manufacturers in the semiconductors segment. Geopolitical risks also weighed on these manufacturers following the tightening of semiconductor export restrictions to China, significantly impacting Japanese semiconductor companies reliant on Chinese demand. Additionally, the continued discussion and possibility of U.S. tariffs was another headwind. Geopolitical tensions also negatively impacted technology hardware and equipment companies, pressuring profit margins and dampening investor confidence.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(0.31)%	8.64%	5.07%
MSCI ACWI ex USA Index	6.09	10.92	4.98
JPX-Nikkei Index 400	(0.18)	8.87	5.37

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 87,625,564
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 667,917
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$87,625,564
Number of Portfolio Holdings	392
Net Investment Advisory Fees	$667,917
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	23.6%
Consumer Discretionary	15.5%
Financials	14.2%
Information Technology	13.8%
Health Care	8.5%
Communication Services	7.6%
Consumer Staples	6.6%
Materials	4.8%
Real Estate	2.8%
Utilities	1.4%
Energy	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Sony Group Corp.	2.1%
Mitsubishi UFJ Financial Group Inc.	1.9%
Mizuho Financial Group Inc.	1.9%
Nintendo Co. Ltd.	1.8%
Mitsubishi Heavy Industries Ltd.	1.7%
Sumitomo Mitsui Financial Group Inc.	1.6%
Hitachi Ltd.	1.6%
Tokio Marine Holdings Inc.	1.5%
Takeda Pharmaceutical Co. Ltd.	1.5%
Recruit Holdings Co. Ltd.	1.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Sony Group Corp.	2.1%
Mitsubishi UFJ Financial Group Inc.	1.9%
Mizuho Financial Group Inc.	1.9%
Nintendo Co. Ltd.	1.8%
Mitsubishi Heavy Industries Ltd.	1.7%
Sumitomo Mitsui Financial Group Inc.	1.6%
Hitachi Ltd.	1.6%
Tokio Marine Holdings Inc.	1.5%
Takeda Pharmaceutical Co. Ltd.	1.5%
Recruit Holdings Co. Ltd.	1.5%
(a)	Excludes money market funds.

C000012078 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Latin America 40 ETF
Class Name	iShares Latin America 40 ETF
Trading Symbol	ILF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Latin America 40 ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Latin America 40 ETF	$44	0.47%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned (11.48)%.
  For the same period, the S&P Emerging Broad Market Index returned 10.33% and the S&P Latin America 40TM returned (10.84)%.
What contributed to performance?
A digital financial services technology company with operations across Latin America contributed to the Fund’s return during the reporting period, after announcing a streamlined strategy and expansion in the United States.
What detracted from performance?
Domestic uncertainties, the impact of global economic policies, concerns about the U.S. election outcome and potential trade disruptions led Mexican equities to sharply detract from the Fund’s return during the reporting period. Consumer staples stocks were pulled down by weak demand and increased competition. Financials stocks detracted, after a major bank’s digital venture sustained heavy losses and required a restructuring. The Brazilian economy faced headwinds, due to rising debt levels, fiscal uncertainty and high interest rates. Concerns about the Brazilian government’s ability to manage its budget deficit and rising debt levels led to reduced borrowing demand, which negatively impacted the country’s banks. Meanwhile, Brazilian materials stocks were pressured by a downtrend in iron ore prices combined with weak demand from China.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(11.48)%	12.43%	2.45%
S&P Emerging Broad Market Index	10.33	9.47	4.50
S&P Latin America 40TM	(10.84)	13.05	2.87

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Dec. 11, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,342,410,113
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 6,405,159
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,342,410,113
Number of Portfolio Holdings	46
Net Investment Advisory Fees	$6,405,159
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	36.8%
Materials	19.1%
Energy	13.8%
Consumer Staples	12.8%
Industrials	5.5%
Utilities	4.5%
Communication Services	4.0%
Consumer Discretionary	1.4%
Health Care	1.3%
Real Estate	0.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Brazil	61.2%
Mexico	24.1%
Chile	7.5%
Peru	5.0%
Colombia	2.2%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

Material Fund Change Expenses [Text Block]	Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000012089 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Energy ETF
Class Name	iShares Global Energy ETF
Trading Symbol	IXC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Global Energy ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Energy ETF	$40	0.40%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 2.31%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global 1200 Energy 4.5/22.5/45 Capped IndexTM returned 2.01.
What contributed to performance?
U.S. equities were the largest contributors to the Fund’s return during the reporting period. Stocks in the oil, gas, and consumable fuels segment were buoyed by rising natural gas prices due to increased demand for liquid natural gas (“LNG”), which is viewed as a cleaner alternative to coal and a critical component in stabilizing grids alongside renewable energy sources. Companies that provide oil and gas storage and transportation also gained from growing demand for natural gas. Canadian oil and gas storage and transportation companies benefited as they expanded infrastructure to support increased production.
What detracted from performance?
On a subsector level, oil and gas exploration stocks detracted from the Fund’s return during the reporting period. These firms were pressured by oil prices descending to multi-year lows due to oversupply concerns stemming from OPEC+’s decision to increase production. In addition, stocks within the oil and gas refining and marketing and transportation segment were pressured by reduced refining margins.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	2.31%	24.96%	5.90%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global 1200 Energy 4.5/22.5/45 Capped IndexTM	2.01	24.36	5.50

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,815,880,973
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 9,206,883
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,815,880,973
Number of Portfolio Holdings	56
Net Investment Advisory Fees	$9,206,883
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Integrated Oil & Gas	54.8%
Oil & Gas Exploration & Production	19.7%
Oil & Gas Storage & Transportation	14.4%
Oil & Gas Refining & Marketing	5.7%
Oil & Gas Equipment & Services	4.8%
Coal & Consumable Fuels	0.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	62.0%
Canada	12.4%
United Kingdom	11.1%
France	5.1%
Brazil	2.0%
Italy	1.5%
Australia	1.5%
China	1.1%
Japan	1.0%
Norway	1.0%
Other#	1.3%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000012100 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Financials ETF
Class Name	iShares Global Financials ETF
Trading Symbol	IXG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Global Financials ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Financials ETF	$46	0.41%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 22.29%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global 1200 Financials IndexTM returned 21.88%.
What contributed to performance?
Global financial stocks gained during the reporting period, in an environment of moderating inflation and the beginning of rate cuts from major central banks. Strong performance from U.S. stocks drove the majority of the Fund’s return, across financial sectors. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. A multi-sector holding company saw strength from its insurance business holdings and significant gains in investment income. Overall, insurance companies were supported by rising premiums and growth in property and casualty names. Additionally, the continued shift from cash to digital payments was a tailwind for payment processing companies. The capital markets industry further contributed, driven in part by growing trading volumes and investment banking revenues. In Japan, a return of moderate inflation and stronger economic conditions, as well as an end to the country’s negative interest rate policy, led to an increase in loan growth, which in turn, boosted bank profitability.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	22.29%	20.02%	8.97%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global 1200 Financials IndexTM	21.88	19.92	8.95

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 468,771,725
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 1,643,076
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$468,771,725
Number of Portfolio Holdings	216
Net Investment Advisory Fees	$1,643,076
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Banks	38.8%
Financial Services	21.2%
Insurance	19.7%
Capital Markets	18.0%
Consumer Finance	2.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	57.5%
Canada	5.9%
Japan	5.2%
United Kingdom	5.1%
Australia	3.7%
Germany	3.1%
Switzerland	2.7%
China	2.2%
Italy	2.0%
France	1.9%
Other#	10.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000012102 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Healthcare ETF
Class Name	iShares Global Healthcare ETF
Trading Symbol	IXJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Global Healthcare ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Healthcare ETF	$40	0.40%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned (0.78)%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global 1200 Health Care IndexTM returned (1.09)%.
What contributed to performance?
The largest contributor to the Fund’s return during the reporting period were Swiss equities, as pharmaceutical firms were boosted by strong sales of existing medicines as well as optimism over pipeline potential. Several healthcare equipment stocks in the United States that specialize in medical devices contributed, driven by increased spending, acquisitions and digital innovations, through the use of artificial intelligence and robotics.
What detracted from performance?
The largest detractor from the Fund’s return during the reporting period was a Danish pharmaceutical firm due to disappointing trial results for its experimental weight loss drug. The company also faced increasing competitive pressures for its existing drug in the GLP-1 weight loss market. Also detracting from performance on a subsector level was the life sciences tools and services segment. If enacted into law, the Biosecure Act would require U.S. life sciences companies to shift their sourcing away from the targeted Chinese companies, potentially leading to increased costs and logistical challenges. The Act was passed by the U.S. House of Representatives in 2024 but has yet to be approved by the Senate.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(0.78)%	9.80%	7.11%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global 1200 Health Care IndexTM	(1.09)	9.73	7.11

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,947,919,328
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 15,638,708
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,947,919,328
Number of Portfolio Holdings	116
Net Investment Advisory Fees	$15,638,708
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Pharmaceuticals	41.6%
Health Care Equipment & Supplies	20.3%
Health Care Providers & Services	16.1%
Biotechnology	14.2%
Life Sciences Tools & Services	7.6%
Health Care Technology	0.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	72.2%
Switzerland	8.2%
United Kingdom	4.9%
Japan	3.9%
Denmark	3.3%
France	3.0%
Australia	1.5%
Germany	1.3%
Belgium	0.8%
South Korea	0.4%
Other#	0.5%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000012103 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Comm Services ETF
Class Name	iShares Global Comm Services ETF
Trading Symbol	IXP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Global Comm Services ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Comm Services ETF	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 16.76%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM returned 16.77%.
What contributed to performance?
During the reporting period, U.S. interactive media and services stocks were the largest contributors to the Fund’s return. Investor optimism surrounding strategic investments in artificial intelligence and solid advertising revenue helped drive the performance of these stocks higher. Diversified telecom services stocks also contributed, benefiting from strong demand for consumer broadband and fiber optic connectivity as video and bandwidth-intensive applications usage grew. These firms also saw positive outcomes from paying dividends, highlighting their defensive nature, particularly as volatility increased at the end of the reporting period. In the Chinese interactive media and services segment, the stock of a company that focuses on social networks, digital content, and FinTech services contributed, due to improved investor sentiment driven by a recovery in China’s information technology sector and strong performance in its core gaming and social media businesses. A German telecommunications provider gained amid its strategic investments and expansion plans.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	16.76%	14.90%	7.25%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM	16.77	15.04	7.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 344,335,980
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,453,174
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$344,335,980
Number of Portfolio Holdings	73
Net Investment Advisory Fees	$1,453,174
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Interactive Media & Services	50.1%
Diversified Telecommunication Services	19.7%
Entertainment	15.6%
Wireless Telecommunication Services	7.6%
Media	7.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	73.2%
Japan	7.2%
China	6.4%
Germany	3.0%
United Kingdom	1.7%
Canada	1.3%
Australia	1.2%
France	1.1%
Spain	1.0%
Netherlands	0.9%
Other#	3.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000024194 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Consumer Discretionary ETF
Class Name	iShares Global Consumer Discretionary ETF
Trading Symbol	RXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Global Consumer Discretionary ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Consumer Discretionary ETF	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 7.19%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM returned 7.04%.
What contributed to performance?
U.S. stocks were the largest contributors to the Fund’s return during the reporting period, buoyed by market momentum over domestic economic growth, artificial intelligence enthusiasm, the beginning of rate cuts by the Federal Reserve and hopes over the pro-business agenda of President Trump. Consumer discretionary stocks aided performance, in particular, the stock of an electric vehicle (“EV”) maker. The firm benefited from a sharp rise in carbon credit revenue, possible deregulation of autonomous driving, and as investors remained optimistic about the company’s long-term growth plans. (Carbon credits are tradable permits that allow companies to emit a certain amount of greenhouse gases, firms can earn revenue by selling these credits to automakers that need them to meet regulatory emissions standards.) Also contributing were Chinese broadline retail firms, which benefited from strong earnings, a rebound in e-commerce, and a jump in cross-border platform sales.
What detracted from performance?
The largest detractor from the Fund’s return during the reporting period were luxury brands in France. These companies were negatively impacted by lower consumer sentiment and a slowdown in demand, particularly in China, which faced a weakening economic landscape. Also detracting were auto and components stocks in Japan. Automakers faced challenges, including struggling sales in China and Southeast Asia as Chinese automakers rapidly gain market share both domestically and abroad.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.19%	14.43%	8.30%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM	7.04	14.58	8.41

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 257,861,010
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 998,814
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$257,861,010
Number of Portfolio Holdings	142
Net Investment Advisory Fees	$998,814
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Consumer Discretionary Distribution & Retail	35.6%
Automobiles & Components	24.4%
Consumer Services	22.9%
Consumer Durables & Apparel	17.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	58.3%
Japan	12.5%
China	9.2%
France	5.1%
Germany	2.7%
United Kingdom	2.4%
Switzerland	1.7%
Spain	1.5%
Italy	1.5%
Australia	1.4%
Other#	3.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000024195 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Consumer Staples ETF
Class Name	iShares Global Consumer Staples ETF
Trading Symbol	KXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Global Consumer Staples ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Consumer Staples ETF	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 7.41%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM returned 7.15%.
What contributed to performance?
Consumer staples stocks from the United States were the largest contributors to the Fund’s return during the reporting period. Stocks in the consumer staples merchandise retail sector gained, particularly leading brick-and-mortar retailers with a focus on low pricing and everyday essentials. Additionally, these companies benefited from efforts to increase their e-commerce operations. Tobacco companies saw positive outcomes from the success of their smoke-free products, such as tobacco pouches and e-cigarettes. Further, firms that engage in household and personal products from the United Kingdom also contributed.
What detracted from performance?
A personal care product provider from France modestly detracted from the Fund’s return during the reporting period. This firm faced headwinds due to continued weakness in the Chinese beauty market, as well as a slowdown in demand in the United States.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.41%	8.56%	5.89%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global 1200 Consumer Staples (Sector) Capped IndexTM	7.15	8.42	5.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 722,939,192
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 2,984,191
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$722,939,192
Number of Portfolio Holdings	102
Net Investment Advisory Fees	$2,984,191
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Consumer Staples Merchandise Retail	17.7%
Packaged Foods & Meats	16.7%
Household Products	16.2%
Soft Drinks & Non-alcoholic Beverages	12.1%
Tobacco	11.2%
Personal Care Products	9.1%
Food Retail	7.8%
Brewers	4.0%
Distillers & Vintners	3.1%
Food Distributors	1.0%
Other*	1.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	62.6%
United Kingdom	11.4%
Japan	5.4%
Switzerland	5.3%
France	4.3%
Canada	2.3%
Netherlands	1.7%
Belgium	1.5%
Australia	1.2%
Mexico	1.1%
Other#	3.2%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000024196 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Industrials ETF
Class Name	iShares Global Industrials ETF
Trading Symbol	EXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Global Industrials ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Industrials ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 5.77%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global 1200 Industrials IndexTM returned 5.52%.
What contributed to performance?
Industrials stocks registered modest returns during the reporting period, as global defense spending soared amid continued geopolitical turmoil. Stocks in the United States were the largest contributors to the Fund’s return, supported by the aerospace and defense segment. Defense stocks rose amid a landscape of geopolitical instability and ongoing conflicts, which led to increased defense spending, while aerospace stocks benefited the earnings of aircraft suppliers, amid robust growth in the commercial airline space. European defense spending grew amidst the widespread geopolitical instability, and late in the reporting period, Germany announced significant increases in defense and infrastructure spending, benefiting the country’s capital goods stocks. An increase in defense spending in the United Kingdom supported industrials stocks.
What detracted from performance?
In the United States, transportation stocks modestly detracted from the Fund’s return. During the reporting period, these companies were negatively impacted by a slowdown in demand and rising operational costs.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.77%	17.08%	9.11%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global 1200 Industrials IndexTM	5.52	17.06	9.10

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 944,094,946
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 2,951,150
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$944,094,946
Number of Portfolio Holdings	215
Net Investment Advisory Fees	$2,951,150
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Capital Goods	70.1%
Transportation	15.1%
Commercial & Professional Services	14.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	55.5%
Japan	12.6%
France	7.3%
United Kingdom	5.3%
Germany	5.0%
Sweden	3.4%
Canada	3.1%
Switzerland	2.3%
Australia	0.9%
Denmark	0.9%
Other#	3.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000024197 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Utilities ETF
Class Name	iShares Global Utilities ETF
Trading Symbol	JXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Global Utilities ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Utilities ETF	$43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 20.45%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global 1200 Utilities (Sector) Capped IndexTM returned 19.94%.
What contributed to performance?
Global utilities stocks were supported during the reporting period due to a significant increase in electricity demand, supported by growth in data centers and the rapid adoption of artificial intelligence (“AI”) technologies. Electric utilities stocks in the United States were the largest drivers of performance, as AI-related activities and electrification trends boosted power consumption. Firms in the multi-utilities subsector were also beneficial, helped by data center power usage. Also contributing was a Spanish global energy company that is one of the largest electricity companies in the world. The firm’s investments, especially in the United States and the United Kingdom, helped drive growth in renewable energy assets. In Italy, a multinational manufacturer and distributor of electricity and gas generated solid profit growth driven by renewable power generation.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	20.45%	9.66%	7.59%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global 1200 Utilities (Sector) Capped IndexTM	19.94	9.13	7.17

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 162,146,734
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 572,431
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$162,146,734
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$572,431
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Electric Utilities	60.4%
Multi-Utilities	28.2%
Independent Power and Renewable Electricity Producers	4.5%
Gas Utilities	3.9%
Water Utilities	3.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	67.0%
United Kingdom	6.3%
Spain	6.0%
Italy	4.8%
Canada	3.5%
Germany	3.2%
France	3.1%
Japan	2.3%
Australia	1.0%
Brazil	0.8%
Other#	2.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in professional fees for foreign withholding tax claims.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in professional fees for foreign withholding tax claims.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000024198 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Materials ETF
Class Name	iShares Global Materials ETF
Trading Symbol	MXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Global Materials ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Materials ETF	$38	0.39%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned (5.82)%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global 1200 Materials IndexTM returned (6.19)%.
What contributed to performance?
Canadian gold miners were the largest contributors to the Fund’s return. During the reporting period, the price of gold soared due to geopolitical uncertainty and central bank purchases, as well as the threat of tariffs.
What detracted from performance?
During the reporting period, the global materials sector declined amid increasing pricing pressures and weakened demand from China and Europe, as well as the threat of tariffs. Chemicals stocks in the United States were the largest detractors from the Fund’s return. Specialty chemicals companies were weighed down by challenging economic conditions and slower business activity. Commodity chemicals firms were negatively impacted by declining refining margins as oil demand growth remains below average due to China’s slowing economy. Australian diversified metals and mining stocks faced headwinds due to lower iron ore and steelmaking coal prices. Additionally, a Japanese specialty chemicals maker declined due to weaker plastic sales.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(5.82)%	13.97%	6.66%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global 1200 Materials IndexTM	(6.19)	13.93	6.70

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 229,068,766
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 920,897
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$229,068,766
Number of Portfolio Holdings	96
Net Investment Advisory Fees	$920,897
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Chemicals	48.6%
Metals & Mining	37.2%
Construction Materials	7.0%
Containers & Packaging	5.6%
Paper & Forest Products	1.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	42.6%
Canada	10.0%
Australia	9.2%
United Kingdom	7.1%
Japan	6.3%
Switzerland	6.0%
France	5.6%
Germany	4.1%
Brazil	1.8%
Netherlands	1.4%
Other#	5.9%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000049095 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Asia 50 ETF
Class Name	iShares Asia 50 ETF
Trading Symbol	AIA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Asia 50 ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Asia 50 ETF	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 21.24%.
  For the same period, the S&P Developed ex US Broad Market Index returned (2.67)% and the Underlying Index returned 20.78%.
What contributed to performance?
Large capitalization equities in China were the leading contributors to the Fund’s return as the Chinese government implemented significant stimulus measures to stabilize its stock and property markets during the reporting period. The most notable beneficiaries were stocks within the consumer discretionary and communication sectors, as they benefited from strategic investments and service enhancements driven by artificial intelligence (“AI”). The economic recovery also supported financial stocks as well as government efforts to strengthen capital ratios and improve lending capacity. Taiwan stocks also meaningfully contributed, due to continued demand for AI applications and the hardware that drives the technology improved revenue for the world’s largest contract semiconductor chip maker.
What detracted from performance?
Amid sluggish economic conditions and retail selling, South Korean equities were significant detractors from the Fund’s return during the reporting period. Stocks in the information technology sector were further pressured by threats of tariffs from the United States, which is one of the country’s largest trading partners.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	21.24%	7.47%	6.11%
S&P Developed ex US Broad Market Index	3.68	11.45	5.27
Underlying Index	20.78	7.88	6.62
S&P Asia 50 Capped Index (NET)	N/A	N/A	N/A
S&P Asia 50TM	20.76	7.88	6.62

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
The performance of the Underlying Index in this report reflects the performance of the S&P Asia 50TM through December 22, 2024 and, beginning on December 23, 2024, the performance of the S&P Asia 50 Capped Index (NET), which, effective as of December 23, 2024, replaced the S&P Asia 50TM as the underlying index of the Fund.

Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 734,609,229
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 5,847,091
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$734,609,229
Number of Portfolio Holdings	56
Net Investment Advisory Fees	$5,847,091
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	38.3%
Financials	21.6%
Consumer Discretionary	19.0%
Communication Services	17.1%
Industrials	1.0%
Health Care	1.0%
Energy	1.0%
Real Estate	0.5%
Materials	0.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	45.6%
Taiwan	30.7%
South Korea	11.7%
Hong Kong	6.0%
Singapore	6.0%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
On September 26, 2024, the Board of Trustees approved a proposal to change the Underlying Index of iShares Asia 50 ETF from the S&P Asia 50 Index to the S&P Asia 50 Capped Index, which is a capped float-adjusted, market capitalization-weighted index that is designed to measure the performance of the 50 leading companies listed in four Asian countries or regions: Hong Kong, Singapore, South Korea and Taiwan. The Underlying Index uses a capping methodology at each quarterly rebalance to limit the weight of any single issuer to a maximum of 22.5% and the aggregate weight of all issuers that individually exceed 4.5% of the Underlying Index weight to maximum of 45%. These changes became effective on December 23, 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000053784 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Infrastructure ETF
Class Name	iShares Global Infrastructure ETF
Trading Symbol	IGF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Global Infrastructure ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Infrastructure ETF	$43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 18.23%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global Infrastructure IndexTM returned 17.75%.
What contributed to performance?
Global equities gained during the reporting period, driven by moderating inflation and the beginning of rate cuts from major central banks. Strong performance from U.S. stocks drove the majority of the Fund’s return. Within infrastructure, the utilities subsector contributed to performance, benefiting from the increasing electricity demand needed to support the rapid development of artificial intelligence (“AI”) data centers. U.S. energy stocks were also notable contributors, particularly midstream energy companies in the oil gas storage and transportation space. These stocks gained amid growing demand for natural gas, particularly for power generation and exports. In Spain, an airport services company benefited from increasing air traffic as the country’s tourism industry rapidly expanded.
What detracted from performance?
Japanese industrial stocks modestly detracted from the Fund’s return during the reporting period. A depreciating yen and uncertainty surrounding the Chinese economy negatively impacted an airport services operator, as Japan is a popular destination for Chinese travelers.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	18.23%	13.15%	5.79%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global Infrastructure IndexTM	17.75	12.87	5.55

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,069,310,725
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 17,063,288
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,069,310,725
Number of Portfolio Holdings	81
Net Investment Advisory Fees	$17,063,288
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Transportation Infrastructure	39.9%
Electric Utilities	26.5%
Oil, Gas & Consumable Fuels	19.9%
Multi-Utilities	11.3%
Independent Power and Renewable Electricity Producers	1.8%
Gas Utilities	0.3%
Water Utilities	0.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	41.4%
Australia	9.0%
Spain	8.1%
Canada	7.6%
Mexico	7.0%
France	5.7%
China	4.9%
New Zealand	3.6%
Italy	2.6%
United Kingdom	2.1%
Other#	8.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000064225 [Member]
Shareholder Report [Line Items]
Fund Name	iShares India 50 ETF
Class Name	iShares India 50 ETF
Trading Symbol	INDY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares India 50 ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares India 50 ETF	$89	0.89%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 1.07%.
  For the same period, the MSCI Emerging Markets Index returned 8.09% and the Nifty 50 IndexTM returned 4.07%.
What contributed to performance?
Indian banking stocks were the largest contributors to the Fund’s return during the reporting period. The segment was helped by a reduction in bad loans, improved net interest margins (the difference between the rates banks charge for loans and the rates they pay for deposits expressed as a percentage of average interest-earning assets), and robust credit growth. In the communication sector, a wireless telecommunication services company was buoyed by strong subscription growth, new pricing structures, and network expansion.
What detracted from performance?
Indian equities were negatively impacted by foreign portfolio outflows and currency depreciation during the reporting period. By sector, energy markets faced challenges from unfavorable supply/demand dynamics, fluctuating commodity prices, and geopolitical uncertainties, causing energy stocks to detract from the Fund’s return for the reporting period. Consumer discretionary stocks also detracted, particularly in the automobiles segment. These stocks were pressured by global economic uncertainties, rising costs, and challenges in the adoption for electric vehicles.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	1.07%	17.10%	6.52%
MSCI Emerging Markets Index	8.09	7.94	3.71
Nifty 50 IndexTM	4.07	20.71	8.65

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 645,751,146
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 8,055,677
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$645,751,146
Number of Portfolio Holdings	52
Net Investment Advisory Fees	$8,055,677
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	37.3%
Information Technology	11.9%
Consumer Discretionary	10.5%
Energy	9.9%
Consumer Staples	6.9%
Materials	6.3%
Industrials	6.2%
Communication Services	4.4%
Health Care	3.8%
Utilities	2.8%
Ten largest holdings
Security	Percent of Total Investments(a)
HDFC Bank Ltd.	13.1%
ICICI Bank Ltd.	8.9%
Reliance Industries Ltd.	8.1%
Infosys Ltd.	5.3%
Bharti Airtel Ltd.	4.4%
Larsen & Toubro Ltd.	3.8%
ITC Ltd.	3.6%
Tata Consultancy Services Ltd.	3.5%
Kotak Mahindra Bank Ltd.	3.0%
Axis Bank Ltd.	3.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
HDFC Bank Ltd.	13.1%
ICICI Bank Ltd.	8.9%
Reliance Industries Ltd.	8.1%
Infosys Ltd.	5.3%
Bharti Airtel Ltd.	4.4%
Larsen & Toubro Ltd.	3.8%
ITC Ltd.	3.6%
Tata Consultancy Services Ltd.	3.5%
Kotak Mahindra Bank Ltd.	3.0%
Axis Bank Ltd.	3.0%
(a)	Excludes money market funds.

C000065073 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Emerging Markets Infrastructure ETF
Class Name	iShares Emerging Markets Infrastructure ETF
Trading Symbol	EMIF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Emerging Markets Infrastructure ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Infrastructure ETF	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned (0.11)%.
  For the same period, the S&P Emerging Broad Market Index returned 10.33% and the S&P Emerging Markets Infrastructure IndexTM returned (1.55)%.
What contributed to performance?
Transportation stocks in China were the largest contributors to the Fund’s return during the reporting period. Favorable economic policies, increased government investment, and improving sentiment helped drive increasing demand for companies that provide transportation infrastructure. Gas utilities companies also supported performance as China aims to increase its natural gas usage. Qatari energy stocks also contributed to performance as the country expanded its liquid natural gas (“LNG”) production capacity and benefited from expanded LNG exports.
What detracted from performance?
The largest detractor from the Fund’s return was Brazilian energy stocks, including a conglomerate operating in fuel distribution, chemicals, and storage services segment. Brazil’s regulatory environment is marked by significant price discrepancies for domestic operators, fueling market volatility and uncertainty. An airport operator in Thailand was negatively impacted after its main concessionaire suffered a liquidity crunch and delayed its compensation payment.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(0.11)%	4.62%	(1.56)%
S&P Emerging Broad Market Index	10.33	9.47	4.50
S&P Emerging Markets Infrastructure IndexTM	(1.55)	4.79	(1.35)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 8,461,668
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 69,433
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,461,668
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$69,433
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	40.5%
Utilities	39.4%
Energy	20.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	37.1%
Brazil	21.8%
Mexico	20.2%
Thailand	6.5%
United Arab Emirates	5.6%
Qatar	5.5%
South Korea	3.3%
(a)	Excludes money market funds.

C000065076 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Timber & Forestry ETF
Class Name	iShares Global Timber & Forestry ETF
Trading Symbol	WOOD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Global Timber & Forestry ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Timber & Forestry ETF	$38	0.40%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned (9.15)%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global Timber & Forestry IndexTM returned (9.41)%.
What contributed to performance?
The largest contributor to the Fund’s return during the reporting period was the U.S. paper and plastic packaging products and materials segment, driven by strong volumes in corrugated packaging and higher demand for eco-friendly and sustainable packaging solutions.
What detracted from performance?
The timber and lumber industry faced weak investor sentiment during the reporting period, as sluggish housing trends and a shift to recycled fiber resulted in weakened demand. The threat of tariffs on lumber imports into the United States late in the reporting period also weighed on the sector. In this landscape, the paper and forest product segment in Brazil was the largest detractor, pressured by declining pulp prices due to increased supply, weak demand, and trade friction. Finnish paper products companies were negatively impacted by high wood costs, lower pulp prices, and market uncertainty. Another detractor was an Indonesian paper and pulp company, which experienced a slowdown due to weak exports to the Asian market.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(9.15)%	11.25%	5.13%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global Timber & Forestry IndexTM	(9.41)	11.04	4.92

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 235,206,727
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 773,040
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$235,206,727
Number of Portfolio Holdings	28
Net Investment Advisory Fees	$773,040
Portfolio Turnover Rate	80%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Paper Products	53.0%
Paper & Plastic Packaging Products & Materials	16.7%
Timber REITs	14.6%
Forest Products	11.8%
Homebuilding	3.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	34.0%
Brazil	12.2%
Sweden	11.3%
Japan	11.2%
Finland	11.1%
China	6.2%
United Kingdom	4.8%
Canada	4.1%
Chile	1.9%
South Africa	1.7%
Saudi Arabia	1.5%
(a)	Excludes money market funds.

C000168437 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Dividend Growth ETF
Class Name	iShares International Dividend Growth ETF
Trading Symbol	IGRO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares International Dividend Growth ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Dividend Growth ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 10.11%.
  For the same period, the MSCI All Country World Index returned 7.15% and the Morningstar® Global ex-US Dividend Growth IndexSM returned 9.71%.
What contributed to performance?
Canadian stocks were the largest contributors to the Fund’s return during the reporting period as the country’s economy experienced solid growth trends. Easing inflation allowed the Bank of Canada to begin cutting interest rates, helping to increase mortgage and lending activity, and boosting financial stocks. In Japan, the central bank ended its negative interest rate policy due to a return of moderate inflation and stronger economic conditions. This led to an increase in loan growth, which in turn, boosted bank profitability. The increased rates also translated into higher net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits). In the insurance segment, firms benefited from overseas expansion, improved investment gains through strategic equity sales, and stable underwriting profitability. Swiss healthcare companies also contributed, supported by strong performance from pharmaceutical firms, as they focused on innovations and new treatments.
What detracted from performance?
The largest detractor from the Fund’s return during the reporting period were Danish equities. In particular, a pharmaceutical firm faced headwinds due to disappointing trial results for its experimental weight loss drug. The company also faced increasing competitive pressures for its existing drug in the GLP-1 weight loss market.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 17, 2016 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	10.11%	12.53%	7.39%
MSCI All Country World Index	7.15	15.18	10.62
Morningstar® Global ex-US Dividend Growth IndexSM	9.71	12.39	7.30

Performance Inception Date	May 17, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,025,776,713
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 1,239,911
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,025,776,713
Number of Portfolio Holdings	432
Net Investment Advisory Fees	$1,239,911
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.7%
Health Care	15.2%
Industrials	14.1%
Utilities	13.8%
Consumer Staples	8.6%
Information Technology	7.5%
Materials	5.4%
Energy	3.9%
Consumer Discretionary	3.3%
Communication Services	1.6%
Real Estate	0.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Canada	20.6%
Japan	20.0%
Switzerland	11.6%
United Kingdom	8.6%
France	5.8%
Italy	4.5%
Germany	4.3%
China	4.0%
India	3.4%
Spain	3.2%
Other#	14.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000201209 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Future AI & Tech ETF
Class Name	iShares Future AI & Tech ETF
Trading Symbol	ARTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Future AI & Tech ETF (the “Fund”) (formerly known as iShares Robotics and Artificial Intelligence Multisector ETF) for the period of August 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future AI & Tech ETF	$30	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.47% [1]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  For the reporting period ended March 31, 2025, the Fund returned (7.61)%.
  For the same period, the MSCI All Country World Index returned 7.15% and the Underlying Index returned (7.67)%.
What contributed to performance?
A communication firm in the United States contributed to the Fund’s return during the reporting period, helped by strategic partnerships with major tech companies to support artificial intelligence (“AI”) driven data connectivity, along with a successful debt restructuring.
What detracted from performance?
Taiwan information technology stocks were the largest detractors from the Fund’s return during the reporting period. A smartphone maker was pressured by declining market share and faced challenges as it attempted to redirect its focus from mobile phones to emerging technologies. Meanwhile, the semiconductor space across several countries faced broader industry headwinds, amid a cyclical downturn in capital spending and macroeconomic uncertainty. While demand for chips that power AI experienced strong demand, suppliers exposed to the PC, smartphone, industrial and automotive sectors generally saw fundamentals under pressure due to weak end demand conditions and excess inventory. These challenges also negatively impacted semiconductor equipment manufacturers, including a high-end inspection equipment maker from Israel.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 26, 2018 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	(7.61)%	8.24%	5.18%
MSCI All Country World Index	7.15	15.18	9.42
Underlying Index	(7.67)	8.39	5.36
Morningstar® Global Artificial Intelligence Select IndexSM	N/A	N/A	N/A
NYSE® FactSet® Global Robotics and Artificial Intelligence Index	(4.36)	11.09	6.94

Performance Inception Date	Jun. 26, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
The performance of the Underlying Index in this report reflects the performance of the NYSE® FactSet® Global Robotics and Artificial Intelligence Index through August 11, 2024 and, beginning on August 12, 2024, the performance of the Morningstar® Global Artificial Intelligence Select IndexSM, which, effective as of August 12, 2024, replaced the NYSE® FactSet® Global Robotics and Artificial Intelligence Index as the underlying index of the Fund.

Material Change Date	Aug. 12, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 768,591,465
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 2,205,767
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$768,591,465
Number of Portfolio Holdings	53
Net Investment Advisory Fees	$2,205,767
Portfolio Turnover Rate	119%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	84.3%
Communication Services	5.6%
Industrials	4.1%
Consumer Discretionary	3.1%
Utilities	2.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	84.7%
Japan	4.4%
Taiwan	3.5%
France	2.8%
Canada	2.7%
Israel	1.7%
South Korea	0.2%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
On June 5, 2024, the Board of Trustees approved a proposal to change the fund name of iShares Robotics and Artificial Intelligence Multisector ETF to iShares Future AI & Tech ETF, the ticker from IRBO to ARTY, the fiscal year end from July 31 to March 31, and the underlying index from NYSE FactSet Global Robotics and Artificial Intelligence Index to Morningstar Global Artificial Intelligence Select Index and to make related changes to the Fund’s investment objective, investment strategy, and investment risks. The Fund’s revised investment objective is to seek to track the investment results of an index composed of U.S. and non U.S. companies that provide products and services that are expected to contribute to artificial intelligence (“AI”) technologies in areas including generative AI, AI data and infrastructure, AI software, and AI services. These changes became effective on August 12, 2024.

Material Fund Change Name [Text Block]	On June 5, 2024, the Board of Trustees approved a proposal to change the fund name of iShares Robotics and Artificial Intelligence Multisector ETF to iShares Future AI & Tech ETF, the ticker from IRBO to ARTY, the fiscal year end from July 31 to March 31, and the underlying index from NYSE FactSet Global Robotics and Artificial Intelligence Index to Morningstar Global Artificial Intelligence Select Index and to make related changes to the Fund’s investment objective, investment strategy, and investment risks.
Material Fund Change Objectives [Text Block]
On June 5, 2024, the Board of Trustees approved a proposal to change the fund name of iShares Robotics and Artificial Intelligence Multisector ETF to iShares Future AI & Tech ETF, the ticker from IRBO to ARTY, the fiscal year end from July 31 to March 31, and the underlying index from NYSE FactSet Global Robotics and Artificial Intelligence Index to Morningstar Global Artificial Intelligence Select Index and to make related changes to the Fund’s investment objective, investment strategy, and investment risks. The Fund’s revised investment objective is to seek to track the investment results of an index composed of U.S. and non U.S. companies that provide products and services that are expected to contribute to artificial intelligence (“AI”) technologies in areas including generative AI, AI data and infrastructure, AI software, and AI services. These changes became effective on August 12, 2024.

Material Fund Change Strategies [Text Block]	On June 5, 2024, the Board of Trustees approved a proposal to change the fund name of iShares Robotics and Artificial Intelligence Multisector ETF to iShares Future AI & Tech ETF, the ticker from IRBO to ARTY, the fiscal year end from July 31 to March 31, and the underlying index from NYSE FactSet Global Robotics and Artificial Intelligence Index to Morningstar Global Artificial Intelligence Select Index and to make related changes to the Fund’s investment objective, investment strategy, and investment risks.
Material Fund Change Risks Change [Text Block]	On June 5, 2024, the Board of Trustees approved a proposal to change the fund name of iShares Robotics and Artificial Intelligence Multisector ETF to iShares Future AI & Tech ETF, the ticker from IRBO to ARTY, the fiscal year end from July 31 to March 31, and the underlying index from NYSE FactSet Global Robotics and Artificial Intelligence Index to Morningstar Global Artificial Intelligence Select Index and to make related changes to the Fund’s investment objective, investment strategy, and investment risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000224636 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Developed Small Cap Value Factor ETF
Class Name	iShares International Developed Small Cap Value Factor ETF
Trading Symbol	ISVL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares International Developed Small Cap Value Factor ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Developed Small Cap Value Factor ETF	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 8.81%.
  For the same period, the FTSE All-World Index returned 7.29% and the FTSE Developed ex US ex Korea Small Cap Focused Value Index returned 8.29%.
What contributed to performance?
Canadian equities contributed the most to the Fund’s return during the reporting period. Within the materials sector, metals and mining stocks were boosted as the price of gold soared due to geopolitical uncertainty, central bank purchases, as well as the threat of tariffs. In the financial sector, companies were supported by strong earnings growth from major banks, helped by robust wealth management revenues, while insurance companies benefited from record growth in life insurance applications. The return of inflation and the subsequent end of Japan’s zero interest rate policy buoyed Japanese equities during the reporting period. The monetary policy divergence (other major central banks were cutting rates as the Bank of Japan began to raise rates) caused Japan’s currency to weaken, which helped export-oriented companies within the industrials sector. The weaker yen also made Japanese assets more attractive to international investors. By factor, value exposure was the top driver of performance, followed by momentum. A market shift from growth to value aided the Fund, as did the outperformance of international markets relative to the United States toward the end of the reporting period.
What detracted from performance?
Modestly detracting from the Fund’s return were global holdings within the energy sector. Falling crude prices pressured companies that operate within oil and gas exploration and production, reducing profit margins and investor confidence. By factor, size and earnings yield exposures also weighed on performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 23, 2021 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	8.81%	5.30%
FTSE All-World Index	7.29	7.14
FTSE Developed ex US ex Korea Small Cap Focused Value Index	8.29	5.30

Performance Inception Date	Mar. 23, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 25,867,635
Holdings Count | Holding	502
Advisory Fees Paid, Amount	$ 478,115
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$25,867,635
Number of Portfolio Holdings	502
Net Investment Advisory Fees	$478,115
Portfolio Turnover Rate	63%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	24.3%
Materials	16.9%
Financials	16.0%
Consumer Discretionary	8.0%
Energy	7.7%
Real Estate	6.5%
Consumer Staples	5.7%
Health Care	4.4%
Information Technology	3.6%
Communication Services	3.5%
Utilities	3.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	27.2%
Canada	18.1%
United Kingdom	10.0%
Switzerland	7.1%
Australia	6.7%
Sweden	6.3%
Spain	4.4%
Germany	3.9%
Italy	3.3%
Finland	2.3%
Other#	10.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000235105 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Blockchain and Tech ETF
Class Name	iShares Blockchain and Tech ETF
Trading Symbol	IBLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Blockchain and Tech ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Blockchain and Tech ETF	$42	0.47%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned (20.50)%.
  For the same period, the MSCI All Country World Index returned 7.15% and the NYSE® FactSet® Global Blockchain Technologies Index returned (20.42)%.
What contributed to performance?
An application software firm from Singapore modestly contributed to the Fund’s return for the reporting period. The innovative blockchain and bitcoin mining company gained due to strong revenue growth, expanded mining capacity, and investor optimism about its artificial intelligence (“AI”) and data center initiatives. An Australian-based bitcoin miner advanced as it expanded its mining operations and due to increasing demand for its AI cloud services.
What detracted from performance?
Information technology stocks from the United States were the largest detractor from the Fund’s return during the reporting period, dragged lower by the application software industry. Companies in the industry that derive the bulk of their revenue from bitcoin mining (the energy-intensive process of creating new bitcoins by solving cryptographic problems) weighed heavily on performance. These stocks, which are closely tied to bitcoin’s price dynamics, fell significantly amid the threat of tariffs and broader market uncertainty. Additionally, miners that derive their income from block rewards and transaction fees, saw their revenue significantly reduced during the 2024 halving event, when the number of new bitcoins awarded per block was cut in half. An application software company that markets itself as sustainable was further pressured by operational uncertainty and concerns about future revenue growth. In the U.S. financials sector, a leading cryptocurrency exchange was pressured by a broad sell-off in crypto assets and a shift by investors towards more conservative assets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 25, 2022 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	(20.50)%	0.33%
MSCI All Country World Index	7.15	9.34
NYSE® FactSet® Global Blockchain Technologies Index	(20.42)	(0.09)

Performance Inception Date	Apr. 25, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 28,408,148
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 132,323
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$28,408,148
Number of Portfolio Holdings	39
Net Investment Advisory Fees	$132,323
Portfolio Turnover Rate	51%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	70.1%
Financials	24.8%
Communication Services	5.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Coinbase Global Inc., Class A	11.4%
MARA Holdings Inc.	10.3%
Riot Platforms Inc.	7.9%
Core Scientific Inc.	6.3%
Cleanspark Inc.	6.2%
Advanced Micro Devices Inc.	4.9%
Mastercard Inc., Class A	4.8%
Nvidia Corp.	4.6%
International Business Machines Corp.	4.5%
Tencent Holdings Ltd.	4.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Coinbase Global Inc., Class A	11.4%
MARA Holdings Inc.	10.3%
Riot Platforms Inc.	7.9%
Core Scientific Inc.	6.3%
Cleanspark Inc.	6.2%
Advanced Micro Devices Inc.	4.9%
Mastercard Inc., Class A	4.8%
Nvidia Corp.	4.6%
International Business Machines Corp.	4.5%
Tencent Holdings Ltd.	4.5%
(a)	Excludes money market funds.

C000238488 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Environmental Infrastructure and Industrials ETF
Class Name	iShares Environmental Infrastructure and Industrials ETF
Trading Symbol	EFRA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Environmental Infrastructure and Industrials ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Environmental Infrastructure and Industrials ETF	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 2.38%.
  For the same period, the FTSE All World ex-US Index returned 5.95% and the FTSE Green Revenues Select Infrastructure and Industrials Index returned 2.38%.
What contributed to performance?
Environmental infrastructure firms in the United States benefited the Fund’s return during the reporting period. Federal support for upgrading U.S. water infrastructure supported stocks in the water utilities subsector, while in the industrials sector, the construction machinery and heavy transportation equipment segment benefited from demand for freight cars and locomotives. Stocks in the United Kingdom also contributed. In the materials sector, a multinational packaging business, who is one of the world’s leading manufacturers of sustainable corrugated packaging, contributed after it was acquired by a U.S. competitor.
What detracted from performance?
A water drainage company from the United States was among the leading detractors during the reporting period. This company, which is a leading manufacturer of innovative water management solutions, fell amid choppiness for non-residential construction projects and as major storms caused significant disruptions to the firm’s business activities. Also detracting was a specialty chemicals company from Belgium that faced challenges in the weakening electric vehicle market and the European industrial sector. Japanese information technology firms were modest detractors, particularly those in the electronic equipment and instruments segment. These firms were pressured by geopolitical risks and a weakening Chinese economy.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2022 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	2.38%	10.65%
FTSE All World ex-US Index	5.95	15.18
FTSE Green Revenues Select Infrastructure and Industrials Index	2.38	10.83

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,862,277
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 23,792
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,862,277
Number of Portfolio Holdings	64
Net Investment Advisory Fees	$23,792
Portfolio Turnover Rate	35%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	53.0%
Utilities	33.1%
Materials	8.4%
Information Technology	5.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Veolia Environnement SA	6.1%
American Water Works Co. Inc.	6.1%
Smurfit WestRock PLC	6.1%
Westinghouse Air Brake Technologies Corp.	6.1%
Xylem Inc./New York	5.8%
Pentair PLC	5.6%
Clean Harbors Inc.	3.9%
Essential Utilities Inc.	3.9%
Stantec Inc.	3.7%
Core & Main Inc., Class A	3.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Veolia Environnement SA	6.1%
American Water Works Co. Inc.	6.1%
Smurfit WestRock PLC	6.1%
Westinghouse Air Brake Technologies Corp.	6.1%
Xylem Inc./New York	5.8%
Pentair PLC	5.6%
Clean Harbors Inc.	3.9%
Essential Utilities Inc.	3.9%
Stantec Inc.	3.7%
Core & Main Inc., Class A	3.6%
(a)	Excludes money market funds.

C000240080 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Future Metaverse Tech and Communications ETF
Class Name	iShares Future Metaverse Tech and Communications ETF
Trading Symbol	IVRS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Future Metaverse Tech and Communications ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future Metaverse Tech and Communications ETF	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 5.00%.
  For the same period, the MSCI All Country World Index returned 7.15% and the Morningstar® Global Metaverse & Virtual Interaction Select IndexSM returned 5.04%.
What contributed to performance?
Stocks of companies in the United States that provide products and services related to the metaverse were the largest contributors to the Fund’s return during the reporting period. Performance was led by media and entertainment stocks in the communication sector, benefiting from an increasing global player base and monetization innovations boosted revenue streams. Companies in China that operate in the interactive media and services segment also contributed, aided by strength by factors including artificial intelligence integration, cloud computing businesses, and e-commerce growth.
What detracted from performance?
In the U.S. information technology sector, companies that provide application software detracted from the Fund’s return during the reporting period, as they experienced slower-than-expected growth due to muted consumer demand and economic uncertainties. Additionally, firms that are exposed to China faced challenges from the country’s economic slowdown and the threat of tariffs, which impacted demand and revenue growth. Also weighing on performance was a French video game publisher and developer known for creating popular franchises. Headwinds included investor concerns about the financial performance, delayed game releases, strategic missteps, and the future direction of the company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 14, 2023 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	5.00%	15.52%
MSCI All Country World Index	7.15	13.62
Morningstar® Global Metaverse & Virtual Interaction Select IndexSM	5.04	15.88

Performance Inception Date	Feb. 14, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,501,734
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 31,387
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,501,734
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$31,387
Portfolio Turnover Rate	39%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Software	40.6%
Entertainment	27.4%
Interactive Media & Services	13.6%
Household Durables	7.8%
Semiconductors & Semiconductor Equipment	4.0%
Electronic Equipment, Instruments & Components	3.4%
Technology Hardware, Storage & Peripherals	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Meta Platforms Inc., Class A	5.8%
Electronic Arts Inc.	4.9%
Autodesk Inc.	4.9%
ROBLOX Corp., Class A	4.8%
Take-Two Interactive Software Inc.	4.7%
Ansys Inc.	4.6%
PTC Inc.	4.6%
Bentley Systems Inc., Class B	4.5%
Unity Software Inc.	4.2%
Dassault Systemes SE	4.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Meta Platforms Inc., Class A	5.8%
Electronic Arts Inc.	4.9%
Autodesk Inc.	4.9%
ROBLOX Corp., Class A	4.8%
Take-Two Interactive Software Inc.	4.7%
Ansys Inc.	4.6%
PTC Inc.	4.6%
Bentley Systems Inc., Class B	4.5%
Unity Software Inc.	4.2%
Dassault Systemes SE	4.2%
(a)	Excludes money market funds.

C000241778 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Copper and Metals Mining ETF
Class Name	iShares Copper and Metals Mining ETF
Trading Symbol	ICOP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Copper and Metals Mining ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Copper and Metals Mining ETF	$45	0.47%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned (6.61)%.
  For the same period, the STOXX Emerging Markets All Cap Index returned 5.72% and the STOXX Global Copper and Metals Mining Index returned (6.61)%.
What contributed to performance?
An Australian miner contributed to the Fund’s return during the reporting period, helped by solid earnings as the price of gold hit all-time highs. Gold prices saw steady increases amid geopolitical tensions, central bank purchases, and a lower interest rate environment.
What detracted from performance?
The largest detractor from the Fund’s return during the reporting period was an Indonesian miner due to uncertainty regarding the country’s ban on mining exports. Indonesia banned exports of raw materials in 2023, with exceptions for several firms. However, in a policy shift, the country began a ban on copper concentrate and anode sludge exports during the reporting period, which pressured the miner. Copper prices were volatile during the period and miners faced challenges, including lower than expected output as well as a weakened economic landscape in China, who is the world’s largest copper consumer. This negatively impacted a large U.K. copper miner that operates in Chile. Diversified miners also detracted over geopolitical uncertainties and fluctuations in commodity prices over the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 21, 2023 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	(6.61)%	4.26%
STOXX Emerging Markets All Cap Index	5.72	7.38
STOXX Global Copper and Metals Mining Index	(6.61)	4.57

Performance Inception Date	Jun. 21, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 46,666,060
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 157,375
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$46,666,060
Number of Portfolio Holdings	44
Net Investment Advisory Fees	$157,375
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Copper	47.2%
Diversified Metals & Mining	39.9%
Gold	9.9%
Steel	3.0%
Ten largest holdings
Security	Percent of Total Investments(a)
BHP Group Ltd.	8.3%
Freeport-McMoRan Inc.	8.3%
Grupo Mexico SAB de CV, Series B, Class B	7.9%
Southern Copper Corp.	6.3%
First Quantum Minerals Ltd.	6.0%
Antofagasta PLC	5.8%
Evolution Mining Ltd.	5.1%
Newmont Corp.	4.5%
Lundin Mining Corp.	4.3%
Rio Tinto PLC	4.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BHP Group Ltd.	8.3%
Freeport-McMoRan Inc.	8.3%
Grupo Mexico SAB de CV, Series B, Class B	7.9%
Southern Copper Corp.	6.3%
First Quantum Minerals Ltd.	6.0%
Antofagasta PLC	5.8%
Evolution Mining Ltd.	5.1%
Newmont Corp.	4.5%
Lundin Mining Corp.	4.3%
Rio Tinto PLC	4.2%
(a)	Excludes money market funds.

C000241780 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Lithium Miners and Producers ETF
Class Name	iShares Lithium Miners and Producers ETF
Trading Symbol	ILIT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Lithium Miners and Producers ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Lithium Miners and Producers ETF	$38	0.47%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned (36.38)%.
  For the same period, the STOXX Emerging Markets All Cap Index returned 5.72% and the STOXX Global Lithium Miners and Producers Index returned (37.56)%.
What contributed to performance?
There were no significant contributors to performance during the reporting period.
What detracted from performance?
Lithium, an essential component in the manufacturing of some types of rechargeable batteries, in particular batteries for powering electric vehicles (“EVs”). Prices of lithium substantially dropped during the reporting period as a prior surge in production led to an oversupply, and demand for EVs plummeted. In this landscape, South Korean stocks that sit on the EV supply chain were the largest detractors from the Fund’s return, as they additionally faced political turmoil and corporate governance issues in the country. Australian lithium mining stocks also detracted, given the bleak lithium outlook, causing them to end projects and cancel expansion plans. Chinese stocks weighed on performance, faced a sharp decline in lithium prices, a slowdown in EV demand, and oversupply of lithium, leading to production cuts and potential mine closures.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 21, 2023 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	(36.38)%	(44.69)%
STOXX Emerging Markets All Cap Index	5.72	7.38
STOXX Global Lithium Miners and Producers Index	(37.56)	(45.67)

Performance Inception Date	Jun. 21, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,662,843
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 17,123
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,662,843
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$17,123
Portfolio Turnover Rate	73%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Diversified Metals & Mining	39.3%
Specialty Chemicals	29.8%
Electrical Components & Equipment	14.8%
Commodity Chemicals	9.6%
Technology Hardware, Storage & Peripherals	4.0%
Steel	1.1%
Industrial Machinery & Supplies & Components	0.7%
IT Consulting & Other Services	0.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Albemarle Corp.	8.4%
Pilbara Minerals Ltd.	8.2%
Sociedad Quimica y Minera de Chile SA	8.0%
POSCO Future M Co. Ltd.	7.2%
Mineral Resources Ltd.	7.0%
Liontown Resources Ltd.	4.8%
Lithium Argentina AG	4.6%
Lithium Americas Corp.	4.6%
Sigma Lithium Corp.	4.6%
Tianqi Lithium Corp., Class A	4.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Albemarle Corp.	8.4%
Pilbara Minerals Ltd.	8.2%
Sociedad Quimica y Minera de Chile SA	8.0%
POSCO Future M Co. Ltd.	7.2%
Mineral Resources Ltd.	7.0%
Liontown Resources Ltd.	4.8%
Lithium Argentina AG	4.6%
Lithium Americas Corp.	4.6%
Sigma Lithium Corp.	4.6%
Tianqi Lithium Corp., Class A	4.5%
(a)	Excludes money market funds.

[1]	Annualized.